Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 13 – Segment Information

The Company operates in three business segments: transaction processing, merchant acquiring and business solutions.

The transaction processing segment includes diversified payment products and services, including the ATH network and processing services, card processing, payment processing and electronic benefit transfer (“EBT”) services.

The merchant acquiring segment provides services that allow merchants to accept electronic methods of payment such as debit, credit, prepaid and EBT cards carrying the ATH, Visa, MasterCard, Discover and American Express brands. Services include terminal sales and deployment, front-end authorization processing, settlement and funding processing and customer support.

The business solutions segment offers a full suite of business process management solutions, which include core bank processing, cash processing, item processing, network services, business process outsourcing, professional services for developing customized business solutions and fulfillment for producing and distributing various printed documents.

The Company’s business segments are organized based on the nature of products and services. The Chief Operating Decision Maker (“CODM”) reviews their separate financial information to assess performance and to allocate resources.

Management evaluates the operating results of each of its reportable segments based upon revenues and operating income. Segment asset disclosure is not used by the CODM as a measure of segment performance since the segment evaluation is driven by earnings. As such, segment assets are not disclosed in the notes to the accompanying unaudited consolidated financial statements.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Transaction processing	Merchant acquiring, net	Business solutions	Other		Total
Three months ended March 31, 2012
Revenues	$28,229	$17,661	$41,928	$(5,330	) (1)	$82,488
Income from operations	12,309	8,541	9,080	(12,092	) (2)	17,838

Three months ended March 31, 2011
Revenues	24,842	14,748	40,771	(4,571	) (1)	75,790
Income from operations	10,886	7,369	7,411	(13,247	) (2)	12,419

(1)	Represents the elimination of intersegment revenues for services provided by the transaction processing segment to merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)

Represents non-recurring compensation and benefits, professional fees, transaction and/or transition costs, and incremental depreciation and amortization from purchase accounting adjustments and other miscellaneous intersegment revenues.

The reconciliation of income from operations to consolidated net income for the three months ended March 31, 2012 and 2011 is as follows:

	Three months ended March 31,
(Dollar amounts in thousands)	2012	2011
Segment income from operations
Transaction processing	$12,309	$10,886
Merchant acquiring	8,541	7,369
Business solutions	9,080	7,411
Other(1)	(12,092)	(13,247)

Income from operations	$17,838	$12,419

Interest expense	(11,059)	(13,808)
Earnings of equity method investments	66	—
Other expenses	(2,260)	(3,886)
Income tax expense (benefit)	1,054	(29,146)

Net income	$3,531	$23,871

(1)

Represents non- recurring compensation and benefits, professional fees, transaction and/or transition costs, and incremental depreciation and amortization from purchase accounting adjustments and other miscellaneous intersegment revenues.

Note 23—Segment Information

The Company operates in three business segments: transaction processing, merchant acquiring and business solutions.

The transaction processing segment includes a diversified payment products and services including the ATH network and processing services, card processing, payment processing and electronic benefit transfer (“EBT”) services.

The merchant acquiring segment provides services that allow merchants to accept electronic methods of payment such as debit, credit, prepaid and EBT cards carrying the ATH, Visa, MasterCard, Discover and American Express brands. Services include terminal sales and deployment, front-end authorization processing, settlement and funding processing and customer support.

The business solutions segment offers a full suite of business process management solutions, which include core banking processing, cash processing, item processing, network services, business process outsourcing, professional services for developing customized business solutions and fulfillment for producing and distributing various print documents.

The Company’s business segments are organized based on the nature of products and services. The Chief Operating Decision Maker (“CODM”) reviews their separate financial information to assess performance and to allocate resources.

Management evaluates the operating results of each of its reportable segments based upon revenues and operating income. Segment asset disclosure is not used by the CODM as a measure of segment performance since the segment evaluation is driven by earnings. As such, segment assets are not disclosed in the notes to the accompanying consolidated and combined financial statements.

The following tables set forth information about the Company’s operations by its three business segments:

(Dollar amounts in thousands)	Transaction processing	Merchant acquiring, net	Business solutions	Other		Total

Successor
Year ended December 31, 2011
Revenues	$105,184	$61,997	$173,434	$(19,493	) (1)	$321,122
Income from operations	45,031	30,258	36,690	(49,464	) (2)	62,515

Three months ended December 31, 2010
Revenues	26,680	14,789	46,586	(5,646	) (1)	82,409
Income from operations	12,088	5,959	9,561	(13,152	) (2)	14,456

Predecessor
Nine months ended September 30, 2010
Revenues	$69,391	$39,761	$118,482	$(12,614	) (1)	$215,020
Income from operations	28,086	17,647	18,337	(8,721	) (2)	55,349

Year ended December 31, 2009
Revenues	92,633	48,744	152,827	(17,905	) (1)	276,299
Income from operations	37,878	18,454	21,477	(1,719	) (2)	76,090

(1)	Represents the elimination of intersegment revenues for services provided by the transaction processing segment to merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)

Represents Merger transaction related costs such as non-recurring compensation and benefits, transition costs, and incremental depreciation and amortization from purchase accounting adjustments and other miscellaneous intersegment revenues.

The reconciliation of income from operations to consolidated and combined net income is as follows:

	Successor		Predecessor
(Dollar amounts in thousands)	Year ended December 31, 2011	Three months ended December 31, 2010	Nine months ended September 30, 2010	Year ended December 31, 2009
Segment income from operations
Transaction processing	$45,031	$12,088	$28,086	$37,878
Merchant acquiring, net	30,258	5,959	17,647	18,454
Business solutions	36,690	9,561	18,337	21,477
Other(1)	(49,464)	(13,152)	(8,721)	(1,719)

Income from operations	$62,515	$14,456	$55,349	$76,090

Interest (expense) income	(50,197)	(13,318)	290	957
Earnings of equity method investments	833	—	2,270	3,508
Other (expenses) income	(18,201)	(1,316)	2,276	7,942
Income tax benefit (expense)	33,054	180	(23,017)	(30,659)

Net income from continuing operations	$28,004	$2	$37,168	$57,838

(1)

Represents Merger transaction related costs such as non-recurring compensation and benefits, transition costs, and incremental depreciation and amortization from purchase accounting adjustments and other miscellaneous intersegment revenues.

The geographic segment information below is classified based on the geographic location of the Company’s subsidiaries:

	Successor		Predecessor
(Dollar amounts in thousands)	Year ended December 31, 2011	Three months ended December 31, 2010	Nine months ended September 30, 2010	Year ended December 31, 2009

Revenues (1)
PR	$281,392	$73,269	$189,127	$244,315
Caribbean	13,051	2,629	9,507	11,698
Latin America	26,679	6,511	16,386	20,286

Total revenues	$321,122	$82,409	$215,020	$276,299

(1)	Revenues are based on subsidiaries’ country of domicile.

Major customers

For the year ended December 31, 2011, the three months ended December 31, 2010, the nine months ended September 30, 2010 and the year ended December 31, 2009, the Company had one major customer which accounted for approximately $156.2 million or 49%, $40.1 million or 49%, $106.1 million or 49%, and $134.2 million or 49%, respectively, of total revenues. See Note 21.

Our next largest customer, the Government of Puerto Rico, consolidating all individual agencies and public corporations, represented 11% of our total revenues for the year ended December 31, 2011, 11% for the three months ended December 31, 2010, 10% for the nine months ended September 30, 2010 and 10% for the year ended December 31, 2009.